Capital and Other Components of Equity - Additional Information (Details) - USD ($)									3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 11, 2022	Jun. 23, 2022	Mar. 14, 2022	Feb. 17, 2021	Feb. 10, 2021	Jul. 13, 2020	Mar. 11, 2020	Jul. 08, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Aug. 31, 2022
Class Of Stock [Line Items]
Percentage of dividend issued on paid up capital											5.00%		5.00%
Number of shares issued									11,778,392		11,778,392		5,560,829	4,732,090	11,778,392
Warrant issued											$ 14,156,571		$ 7,585,314	$ 18,119,998
Exercise price of warrants	$ 1.62								$ 3.10		$ 3.10		$ 28.64			$ 2.32
Total issue costs	$ 865,000
Net proceeds from share issuance	$ 6,000,002
Residual amount allocated											$ 2,126,955
Gross proceeds from offering		$ 5,000,002
Warrant liability									$ 1,444,058	$ 1,641,942	$ 1,444,058	$ 1,641,942	$ 5,570,530	$ 10,462,137
Number of warrants issued	3,208,557										10,308,166		1,428,574	497,355
Proceeds from exercise of warrants			$ 8,000,000.0
Sprout Foods, Inc Acquisition
Class Of Stock [Line Items]
Business acquisition, date of acquisition					Feb. 10, 2021
Equity interest acquired					50.10%
Business acquisition, issuance of shares, value					192,617
Business acquisition, notes guaranteed					$ 17,595,505
Common Stock
Class Of Stock [Line Items]
Number of shares issued						136,389
Common shares offering price						$ 92.75
Gross proceeds from share issuance						$ 12,649,998
Net proceeds from share issuance						12,017,902
Transaction costs						$ 801,462
Residual amount allocated			$ 306,868
At-The-Market Offering
Class Of Stock [Line Items]
Share issued price per share														$ 88.55
Number of shares issued														154,619
Net proceeds from issuing shares														$ 13,069,149
Percentage of commissions paid														3.00%
Other transaction costs related to shares issued														$ 667,719
Net proceeds from share issuance														13,736,868
Number of common shares purchased														13,069,149
Direct Offering
Class Of Stock [Line Items]
Number of shares issued			528,572
Prefund warrant description		Pre-Funded Warrant exercisable for one Common Share	Pre-Funded Warrant exercisable for one Common Share.
Exercise price of warrants		$ 0.001	$ 0.0035
Number of common shares purchased													$ 382,324	12,017,902
Proceeds from exercise of warrants											$ 5,000,002		$ 8,000,000	$ 12,833,713
Direct Offering | Common Stock
Class Of Stock [Line Items]
Number of shares issued			1,428,572
Private Placement
Class Of Stock [Line Items]
Exercise price of warrants														$ 78.75
Warrant liability reclassified to equity														$ 23,169,000
Total issue costs			$ 636,847						$ 465,211		465,211			2,081,879
Total issue costs recorded against share capital and warrants			33,012											1,560,552
Total issue costs recorded under finance costs			603,835											$ 521,327
Number of shares exercisable for common share														1
Gross proceeds from offering														$ 35,000,000
Warrant liability														11,831,000
Number of common shares purchased														21,608,448
Proceeds from exercise of warrants														$ 35,300,844
Private Placement | Common Stock
Class Of Stock [Line Items]
Number of shares issued														462,963
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Class Of Stock [Line Items]
Number of shares issued				785,715
Offering price				$ 70.00
Aggregate gross proceeds				$ 55.0
Exercise price of warrants				$ 78.75
Warrants expiration term				5 years 6 months
Warrant liability reclassified to equity				$ 48,711,002
Total issue costs				2,958,406
Total issue costs recorded against share capital and warrants				2,609,043
Total issue costs recorded under finance costs				349,363
Warrant liability				$ 6,288,998
Number of common shares purchased														$ 45,769,954
Number of warrants issued				196,429
Proceeds from exercise of warrants											$ 6,000,002			$ 55,000,000
Maximum
Class Of Stock [Line Items]
Number of warrants issued	6,417,114
Maximum | At-The-Market Offering
Class Of Stock [Line Items]
Common stock aggregate offering price							$ 50
Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares														715
Share issue price per share														$ 40.64
Market Performance Options | CEO
Class Of Stock [Line Items]
Share issue price per share								$ 4.43
DSUs | Board of Directors
Class Of Stock [Line Items]
Number of shares issued									0	0	0	0
Number of shares issued													0	1,381
Share issued price per share														$ 72.44
RSUs | CEO
Class Of Stock [Line Items]
Number of shares issued									269,599	51,095	269,599	51,095
Number of shares issued													108,079	16,414
Share issued price per share									$ 5.60	$ 155.05	$ 5.60	$ 155.05	$ 39.74	$ 155.05
Withholding taxes paid to issuance of RSUs											$ 815,953	$ 978,699	$ 1,411,515	$ 717,135
Withheld as payment of withholding taxes									173,493	27,133	173,493	27,133	64,105	10,254
Restricted Common Shares | Employees
Class Of Stock [Line Items]
Number of shares issued										0		0
Number of shares issued													0	850
Share issued price per share														$ 116.74
Prefunded Warrants
Class Of Stock [Line Items]
Residual amount allocated			$ 107,818
Number of warrants issued		645,526	185,715
Prefunded Warrants | Direct Offering
Class Of Stock [Line Items]
Warrant issued			$ 185,715
Offering price			$ 11.20
Aggregate gross proceeds			$ 8,000,000.0
Exercise price of warrants			$ 0.0035
Proceeds from exercise of warrants		$ 65	$ 650
Series A Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued			714,287
Exercise price of warrants			$ 11.20
Shares exercisable description			exercisable six months after the closing date, and will expire five and one half years from the date of issuance.
Series B Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued			714,287
Exercise price of warrants			$ 11.20
Shares exercisable description			exercisable six months after the closing date, and expire 18 months from the date of issuance.
Warrants | Private Placement
Class Of Stock [Line Items]
Warrant issued														$ 300,926
Series A Preferred Shares
Class Of Stock [Line Items]
Number of shares outstanding									0		0		0
Stock Options Exercised
Class Of Stock [Line Items]
Share options exercised, shares									0	0	0	0	0	142,909
Share issue price per share														$ 54.61
Proceeds from exercise of options														$ 7,478,960
Stock Options Exercised | Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares														714
Share issue price per share														$ 43.19